DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Nebius Group N.V., the parent company (the “Company”), together with its consolidated subsidiaries (collectively, “Nebius Group” or the “Group”), is a technology company building full-stack infrastructure to service the high-growth global AI industry, including large-scale GPU clusters, cloud platforms, and tools and services for developers. The Group also operates additional businesses, currently including autonomous driving technologies (Avride) and education technology (“edtech”) (TripleTen).

On May 7, 2025, the Company announced a strategic investment transaction in Toloka, the Group’s data-for-generative AI solutions business, led by Bezos Expeditions with participation from Mikhail Parakhin, CTO of Shopify. Following the completion of the investment transaction in Toloka, the Company continued to hold a significant equity stake but ceased to hold majority voting power in Toloka, no longer includes Toloka’s results in the Group’s consolidated financial statements, and reports its stake in Toloka as a combination of equity method investment and investment in non-marketable equity securities (See Note 3 – “Acquisitions, Disposals and Discontinued Operations”; Note 5 – “Investments in Equity Securities and Equity Investments” for further detail).

On February 5, 2024, the Company announced that it had entered into a definitive agreement with a purchaser consortium to sell (the “Divestment”) all of the Group’s businesses in Russia and related businesses in certain international markets (the “Divested Businesses”). The Divested Businesses accounted for more than 95% of the Group’s consolidated revenues in 2023, and approximately 95% of the Group’s consolidated assets and employees immediately prior to the Divestment. The Divestment was implemented in two closings. The first closing occurred on May 17, 2024, in which the Company sold a controlling stake in the Divested Businesses of 68% to the purchaser for consideration consisting of a combination of the cash equivalent of RUB 237.5 billion less transaction expenses and other applicable adjustments, payable in Chinese Yuan (“CNH”), and 67.6 million of the Company’s Class A shares. The Company received the cash payment in the amount of CNH 17.8 billion or approximately $2.4 billion on May 16, 2024. The Company held a remaining minority interest in the Divested Businesses between the first and the second closings.

The second and final closing of the Divestment occurred on July 12, 2024, at which the Company sold its remaining stake in the Divested Businesses. The consideration at the second closing was paid in a combination of cash of CNH 1.3 billion (approximately $0.2 billion) and 94.9 million Class A shares. The total amount of cash proceeds received in the transaction amounted to $2.6 billion, and the total number of consideration shares received was 162.5 million Class A shares. The Divestment represented the Company’s exit from Russia, a strategic shift that had a significant effect on the Company’s operations and financial results and, as such, the Divested Businesses are reported as discontinued operations. See Note 3 – “Acquisitions, Disposals and Discontinued Operations” for further detail.

Nebius Group N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of a number of subsidiaries globally. The Company changed its name from Yandex N.V. to Nebius Group N.V. in August 2024, following the completion of the Divestment.

Basis of Presentation and Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such consolidated financial statements were prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The result of operations, assets and liabilities and cash flows of the Divested Businesses are presented as discontinued operations in the Company’s consolidated financial statements for all periods presented.

Principles of Consolidation

The consolidated financial statements include the accounts of Nebius Group N.V. and the entities it controls. All inter-company transactions and balances within the Group have been eliminated upon consolidation.

Noncontrolling interests in consolidated subsidiaries are included in the consolidated balance sheets as a separate component of equity. The Group reports consolidated net income/(loss) inclusive of both the Company’s and the noncontrolling interests’ share, as well as amounts of consolidated net income/(loss) attributable to each of the Company and the noncontrolling interests.

Deconsolidation and Discontinued Operations

The Company uses deconsolidation accounting upon the loss of control of a subsidiary generally determined to be less than 50% owned. Upon deconsolidation, the Company will no longer present the subsidiary’s assets, liabilities, and results of operations in its consolidated financial statements. If the Company owns more than 20% but less than 50% the Company will continue to report under the equity method, in case significant influence over the investee is maintained.

The Company considers the provisions of ASC 205 “Discontinued operations” and analyzes whether the disposed portion of the Company’s operations qualifies as held for sale and presentation of discontinued operations. In the period that a discontinued operation is classified as held for sale and for all prior periods presented, the assets, liabilities and operations of the component are presented separately in the Group’s consolidated balance sheets and consolidated statements of operations.

Recast of Certain Prior Period Information

Toloka’s investment transaction, which resulted in its deconsolidation from the Group’s consolidated financial statements (the “Toloka Deconsolidation”), represented a strategic shift and met the criteria for the Toloka business to be classified as discontinued operations pursuant to ASC 205 “Discontinued operations.” Prior period financial information presented in these consolidated financial statements has been recast to reflect Toloka as discontinued operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to useful lives of property and equipment, recoverability of deferred tax assets, accounting for leases, fair values of share-based awards and valuation of investments in non-marketable equity securities. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

In January 2026, the Company completed an assessment of the useful lives of servers and network equipment based on updated information and usage patterns obtained subsequent to year-end and concluded that the estimated useful lives of such assets should be extended from four to five years. Management is considering the application of this change in accounting estimate prospectively beginning January 1, 2026.

Foreign Currency Translation

The functional currency of Nebius Group N.V. is the U.S. dollar. The functional currency of the Group’s other businesses, which are incorporated in various countries, is generally the respective local currency. The consolidated financial statements are presented in U.S. dollars. Assets and liabilities of entities with functional currencies other than the U.S. dollar are translated into U.S. dollars at exchange rates in effect at the balance sheet date, while income and expenses are translated at average exchange rates for the reporting period. Equity components are translated using appropriate historical exchange rates.

Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income/(loss). Foreign exchange transaction gains and losses are included in other income / (loss), net in the accompanying consolidated statements of operations.

Certain Risks and Concentrations

Management has assessed the Group’s current risk exposures and identified concentration of credit risk, as well as customer and supplier concentrations, as the primary areas of potential risk.

Credit Risk Exposure

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash, cash equivalents, restricted cash and accounts receivable. The Group’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. The Company extends credit to its customers in the ordinary course of business, which exposes it to credit risk in the event of nonpayment by customers. The Company has not experienced any material losses from these accounts.

Significant Customers

The Group’s businesses operate primarily in the United States, the European Union (“EU”) and Israel. A significant portion of the Group’s revenue is derived from the core AI infrastructure business and to a lesser extent from fees collected from users of TripleTen’s edtech platform. A substantial portion of the Group’s revenue is collected on a prepaid basis.

The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2023, 2024, and 2025 after deconsolidation of Toloka entities:

	Year ended December 31,
	2023	2024	2025
Customer A	*	27%	25%
Customer B	*	*	15%
Customer C	*	11%	*
Customer D	*	*	*

* Customer did not represent 10% or more of revenue

As of December 31, 2024 and 2025, the Group’s maximum exposure to credit risk related to significant customer concentrations, measured at the gross fair value of accounts receivable was $6.6 (59%) attributable to Customer A in 2024 and $597.0 (83%) attributable to Customer D in 2025, and no significant customer concentration existed as of December 31, 2023.

Supplier Concentration

As of December 31, 2024 and 2025, the Group’s maximum exposure to credit risk related to significant supplier concentrations, measured at the gross carrying amount of capital expenditures incurred during that year, was attributable to one supplier in 2024 and to two suppliers in 2025. No significant supplier concentration existed in 2023.

Revenue Recognition

The Group recognizes revenue under contracts with customers in accordance with Accounting Standards Codification (“ASC”), Topic 606, “Revenue from Contracts with Customers,” or ASC 606. In accordance with ASC 606 revenue is recognized when the control of promised goods or services is transferred to the Group’s customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group allocates the total transaction price to each distinct performance obligation in an arrangement that contains multiple performance obligations based on their stand-alone selling price (“SSP”). The SSP reflects the price the Group would charge for a specific service if it were sold separately in similar circumstances and to similar customers. Revenue is recognized when, or as, the Group satisfies its performance obligations. The Group excludes from the measurement of its revenues any tax collected from customers on behalf of third parties.

The Group’s principal revenue streams and their respective accounting treatments are discussed below:

Revenues from the Nebius Cloud Platform

The Group operates a cloud platform providing high-performance computing (HPC), managed Kubernetes services, object storage, and scalable GPU-powered solutions, specifically designed to train intensive AI workloads. Revenue from the cloud platform is recognized over time as services are provided, as customers simultaneously receive and consume the benefits of the services. Depending on the contract model, revenue is recognized based on usage (on-demand “pay-as-you-go”) or over the contractual service period (“reserved capacity”).

Pay-as-you-go (PAYG) access is provided to customers on a consumption basis and is billed monthly in arrears based on usage of services in the period.

For Reserved Capacity arrangements, the Group recognizes revenue ratably over time as services are provided. Variable consideration — principally in the form of service level credits and other contractual adjustments — is estimated based on the specific facts and circumstances of the committed contracts. We allocate the variable consideration to the month in which we have the contractual right to bill under the contract as this represents the amount of consideration to which we expect to be entitled for the transfer of services during that month.

Advance payments received by the Group from customers for services not yet rendered are recorded as deferred revenue on the Group’s consolidated balance sheets and recognized as revenue in the period when services are provided.

Significant Customer Agreements

During the year ended December 31, 2025, the Group entered into two significant customer agreements for cloud computing services. In applying ASC 606, the Group assessed each contract to determine whether it met the definition of a lease and is within the scope of ASC 842, “Leases”, which requires the transfer of control of identified assets and ability of the customer to direct the use of those assets. The Group determined that significant customer arrangements are classified as service contracts under ASC 606 and not as leases under ASC 842.

Each contract has multiple standalone performance obligations in the form of provision of computing capacity in clusters and related services. The performance obligations are delivered ratably over the period of time specified in the contracts, as such revenue is recognized over time as services are provided.

On September 8, 2025, the Group entered into a commercial agreement (the “Microsoft Agreement”) with Microsoft Corporation (“Microsoft”), pursuant to which the Group provides Microsoft access to dedicated GPU cloud computing capacity in clusters (each, a “Microsoft GPU Service”) at its new data center in Vineland, New Jersey over a five-year term. The Microsoft GPU Services are being deployed in nine tranches during 2025 and 2026. Subject to the satisfaction of deployment and availability of the Microsoft GPU Services, Microsoft has committed to pay the Group fees under the Microsoft Agreement estimated to be up to $17,392.9, irrespective of actual utilization of the GPU capacity, including aggregate upfront payments of approximately $6,958.1, with the remaining consideration invoiced monthly over the service terms of the respective tranches through October 2031. The agreement includes service-level commitments and provides Microsoft with rights to receive service credits or to terminate individual tranches in the event of specified delivery delays or repeated failure to meet availability requirements. Microsoft may also acquire additional services and/or capacity under the Microsoft Agreement. Cash flow coming from the Microsoft Agreement will be utilized to finance part of the capital expenditure associated with the Microsoft Agreement. The Group delivered the first tranche to Microsoft in November 2025 and the second tranche in February 2026.

On November 1, 2025, the Group entered into a Cloud Infrastructure Services Agreement (the “Meta Agreement”) with Meta Platforms, Inc. (“Meta”), pursuant to which the Group provides Meta with access to dedicated GPU cloud computing capacity and related cloud infrastructure services over a five-year term delivered in two tranches. The total contracted consideration under the initial order is approximately $2,880.7. In addition, Meta pays recurring monthly fees for storage, compute, and connectivity services for the duration of the service term. Meta is obligated to pay the contracted service fees irrespective of actual utilization of the GPU capacity. The agreement includes service-level commitments and provides Meta with rights to receive service credits or to terminate individual tranches in the event of specified delivery delays or repeated failure to meet availability requirements. The Group delivered the first tranche to Meta in December 2025 and the second tranche in February 2026.

Revenues from TripleTen Educational Technology Services

The Group provides educational services to individual customers (students) through boot camps and project-based learning opportunities by providing online educational products. These services allow students to graduate with professional certificates and portfolios to proceed with building a career in tech. For TripleTen, the performance obligations include providing students with access to educational content, such as lessons, materials, and resources. The fees for educational courses are allocated to the performance obligation of providing the course to the student, which is typically the fixed price at inception of the course. Revenue is recognized proportionally over the duration of the course provided to a student, including course extensions. Advance payments received by the Group from customers for services not yet rendered are recorded as deferred revenue in the Group’s consolidated balance sheets and recognized as revenue in the period services are provided.

Contract Balances and Remaining Performance Obligations

The timing of revenue recognition, billings and cash collections result in accounts receivable and deferred revenue.

Accounts receivable represent the Group’s unconditional right to consideration for goods or services transferred to customers, where only the passage of time is required before payment is due, and are recorded at the invoiced amount, net of an allowance for credit losses. Accounts receivable are recognized in the period in which the Group has the right to invoice the customer and when its right to consideration is unconditional. Deferred revenue arises when the Group receives payments or has the unconditional right to receive payments in advance of satisfying the related performance obligations. Deferred revenue primarily consists of billings or payments received in advance of revenue recognition.

The Group assesses the timing of the transfer of goods or services to the customer as compared to the timing of payments to determine whether a significant financing component exists. As a practical expedient, the Group does not assess the existence of a significant financing component when the difference between payment and transfer of deliverables is a year or less. If the difference in timing arises for reasons other than the provision of finance either to the customer or to the Group, no financing component is deemed to exist. If a significant financing component exists from a payment from the customer to the Group in advance of the satisfaction of the performance obligation, the interest on the borrowing cost component is recorded as interest expense and revenue, based on an appropriate implicit borrowing rate.

Remaining performance obligations ("RPO") represent the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied as of the end of the reporting period. RPO consists of deferred revenue and unbilled contract revenue, which includes non-cancelable contracts where the Group has not yet invoiced, maintains an obligation to perform, and has not recognized revenue in the financial statements.

Cost of Revenues

Cost of revenues primarily consists of costs of co-location of data center facilities, the electricity, utility and maintenance costs in data centers, personnel costs, payment processing and students’ tuition fees and other related expenses. The Group’s owned data centers together with leased data center facilities are significant components of the Group’s cost of revenues.

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Group’s technology platforms. Product development expenses also include rent and utilities attributable to office spaces occupied by development staff.

The Group’s development expenditures, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and, as a result, development costs that meet the criteria for capitalization were not material for the years ended December 31, 2023, 2024 and 2025. Product development expenses related to relatively minor upgrades, enhancements and maintenance are expensed as incurred.

Social Security Contributions

The Group makes contributions to governmental pension, medical and social funds on behalf of its employees. These contributions are expensed as incurred. These contributions are subject to changes in national laws and regulations, which the Group monitors for compliance. In the Netherlands the amount is calculated based on rates from 17.71% to 22.71%. The rates for 2025 for other countries range from 10.21% to 33.80%; income thresholds are usually applied.

The Group does not have defined contribution plans or other pension plans.

Share-Based Compensation

The Company grants equity awards to the Group’s employees, directors and consultants in respect of the Company’s Class A ordinary shares, including restricted share units (“RSUs”) and performance share units (“PSUs”); as well as equity awards in respect of individual business units or subsidiaries (“Business Unit Equity Awards”) (collectively, “Share-Based Awards”).

The fair value of RSUs is measured based on the fair market values of the underlying shares on the dates of grant. The fair value of PSUs is measured using the Monte-Carlo pricing model. The Group estimates the fair value at the grant date of Business Unit Equity Awards that are expected to vest using the Black-Scholes-Merton (“BSM”) pricing model or the Monte-Carlo pricing model. Compensation expense is recognized over the requisite service period, generally on a straight-line basis; however, for certain awards with market conditions and graded vesting features, compensation expense is recognized using the graded-vesting attribution method. These models incorporate assumptions such as stock price volatility, contractual terms, maturity, risk free rates and expected dividends. The expense per RSU and Business Unit Equity Award is recognized on a straight-line basis over the requisite service period.

The assumptions used in calculating the fair value of Share-Based Awards represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change or the Group uses different assumptions, the Group’s share-based compensation expense could be materially different in the future. The Group accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Current provision for income tax is calculated as the estimated amount expected to be recovered from or paid to the taxing authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for carryforwards. Deferred tax assets, including those for operating loss carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax asset or liability is expected to be recovered or settled. Deferred tax income/(expense) represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. In making such a determination, management considers all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, limitations and enacted changes to the tax legislation in respective jurisdictions, tax-planning strategies, and results of recent operations.

The Group accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from a tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. For those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes tax benefit measured as the largest amount with a realization possibility exceeding 50 percent. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

Comprehensive Income/(Loss)

Comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income/(loss) in addition to net income/(loss). Comprehensive income/(loss) of the Group includes net income/(loss) and foreign currency translation adjustments. For the years ended December 31, 2023, 2024 and 2025 total comprehensive income/(loss) included, in addition to net income/(loss), the effect of translating the financial statements of the Group’s legal entities from these entities’ functional currencies into U.S. dollars.

Accumulated other comprehensive loss of $22.1 and $0.1 as of December 31, 2024 and 2025, respectively, consists solely of cumulative foreign currency translation adjustment.

In 2024, as a result of the Divestment and the change in reporting currency, the Group reclassified the accumulated other comprehensive loss totaling $2,428.6 from equity to earnings. In 2025, as a result of Toloka deconsolidation, the Group reclassified the accumulated other comprehensive loss totaling $0.8 from equity to earnings.

Noncontrolling Interests

Interests held by third parties in consolidated majority-owned subsidiaries are presented as noncontrolling interests, which represent the noncontrolling stockholders’ interests in the underlying net assets of the Group’s consolidated majority-owned subsidiaries. Noncontrolling interests that are not redeemable are reported in the equity section of the consolidated balance sheets. The net income/(loss) attributable to noncontrolling interests reflects the share of the net income/(loss) of the Group’s consolidated subsidiaries, in which there are noncontrolling interests.

Cash and Cash Equivalents

Cash includes cash on hand, bank current accounts and funds in transit. Cash equivalents include short-term investments (with an original maturity of no more than 90 days from the date of investment) that are easily convertible into known amounts of cash and are subject to insignificant risk of changes in value (such as deposit accounts and money market investments).

Restricted Cash

Restricted cash includes cash and cash equivalents that the company does not have full rights to use or dispose of. Restricted cash includes, for example, cash held in separate bank accounts reserved for specific purposes (such as guaranteeing payments to suppliers and contractors, repaying loans, etc.).

In the balance sheet, restricted cash is included in Other Current Assets or Other Non-current Assets, depending on when the restrictions on the use of the cash or its equivalents will be lifted.

Term Deposits

Bank deposits are classified as cash and cash equivalents if the original maturities are three months or less. Bank deposits, that have original maturities of longer than three months, are classified as (i) current term deposits if they are repayable in less than twelve months; and (ii) non-current term deposits if they are repayable in more than twelve months.

Allowance for Credit Losses

The Group maintains an allowance for credit losses for expected uncollectible accounts receivable, which is recorded as an offset to the respective receivable, and changes in such amounts are classified as sales, general and administrative expenses in the consolidated statements of operations. The Group determined that the expected loss rates should be calculated using the historical loss rates adjusted for current market conditions and reasonable and supportable forecasts of future economic conditions such as changes in inflation rates to inform adjustments to historical loss data. The historical rates are calculated for each of the aging categories used for pooling receivables. To determine the collected portion of each bucket, the collection time of each receivable is identified. To determine the appropriate allowance for expected credit losses, the Group considers certain historical information and credit quality indicators, such as aging, collection history, and creditworthiness of debtors. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues.

Government grants

The Group accounts for government grants in accordance with ASC 105-10-05-2 by applying by analogy IAS 20 Accounting for Government Grants and Disclosure of Government Assistance. Government grants represent assistance by government in the form of transfers of resources to the Group in return for past or future compliance with certain conditions relating to the operating activities of the Group. Government grants are recognized when there is reasonable assurance that: (a) the Group will comply with the conditions attaching to them; and (b) the grant will be received. Government grants are classified either as grants related to assets or grants related to income based on the nature of the underlying expenditures. Government grants relating to multiple activities are separated into components and accounted for based on the nature of the related costs or obligations. A government grant is measured at the amount of cash received or receivable.

Government grants related to assets are presented separately as deferred income (as Accounts payable, accrued and other liabilities) that is amortized over the useful life of the asset (gross presentation). Government grants related to income are offset against the related expenses and recognized over the periods in which the related costs are incurred. Cash receipts from government grants are classified by the Group as cash flows provided by operating activities in the consolidated statements of cash flows. Government grants are derecognized as the related deferred income is fully recognized in profit or loss over the applicable period or when the grant becomes repayable.

Repayments of grants related to income are applied first against any unamortized deferred income recognized in respect of the grant. To the extent that the repayment exceeds the deferred income balance, or where no deferred income exists, the excess is recognized immediately in profit or loss. Repayments of grants related to assets are recognized by either increasing the carrying amount of the related asset or reducing the deferred income balance by the amount repayable. Any cumulative additional depreciation that would have been recognized in profit or loss to date in the absence of the grant is recognized immediately in profit or loss.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

The depreciable amount of property and equipment is its cost less its residual (salvage) value (if applicable). Depreciation is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Server and network equipment	4.0 years
Infrastructure systems and equipment	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	20.0 years
Other property and equipment	2.0-10.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use. Assets not yet in use include prepayments made for property, plant and equipment.

Capitalized Interest Costs

In accordance with ASC 835-20, the Group capitalizes interest associated with the construction of data centers and purchases of related server and network equipment during the period in which expenditures for qualifying assets have been incurred, activities necessary to prepare the assets for their intended use are in progress, and interest costs are being incurred. Such capitalized interest is considered part of the assets’ historical cost and is depreciated over the estimated useful lives of the underlying assets.

Leases

The Company leases co-location space at data center facilities and, to a lesser extent, corporate offices, all of which are operating leases.

The Group determines if an arrangement is or contains a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset. Right-of-use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.

To determine the present value of its lease payments, the Group utilizes the implicit interest rate in the lease agreement. If the implicit interest rate in the Group’s leases is unknown, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Group gives consideration to its credit risk, term of the lease and total lease payments and adjusts for the impacts of collateral, as necessary, when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise any such options. Lease costs for the Group’s operating leases are recognized on a straight-line basis within operating expenses over the lease term.

The Group determines lease payments related to the use of the underlying leased assets at lease commencement and lease modification dates. Based on the terms of the individual lease agreement, such lease payments may represent fixed payments (including in-substance fixed payments) or variable lease payments. Certain future minimum lease payments due under the operating lease agreements contain rent-free periods or escalating rent payment provisions.

The Group separates its leases into leases of office spaces and data center facilities by the class of the underlying assets. For both classes the Group separately accounts for lease and non-lease components based on the identifiable standalone price of such non-lease components and, as a result, allocates part of lease contract consideration to the non-lease component and accounts for it separately. Non-lease components primarily consist of power consumption and internet connection and can be both fixed and/or usage based. The Group has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less.

A change to the terms and conditions of a contract that results in a change in the scope of or the consideration for a lease is assessed by the Group to determine whether the modified contract contains a lease. If the modification results in a separate contract, the Group continues to account for the unmodified original contract and a separate new contract arising from the modification. If the modification is not a separate contract, the Group remeasures the corresponding ROU asset and lease liability, adjusted for the circumstances of the particular contract and its modification. In the event of a full or a partial termination, any difference between the changes in lease liability and ROU asset is recognized in profit or loss at the effective date of the modification.

Equity Method Investments

Investments in the common stock or in-substance common stock of entities in which the Group can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for under the equity method. The Group records its share of the results of these companies and the amortization of basis differences within the income/(loss) from equity method investments line on the consolidated statements of operations or as an adjustment to equity to reflect the Group’s share in the changes of the investee’s capital.

Following the loss of significant influence over equity method investments without readily determinable fair values, the Group accounts for these investments under the measurement alternative at cost less impairment.

The Group reviews its equity method investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the investment company including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income/(loss), net in the consolidated statements of operations and a new cost basis in the investment is established.

Investment in Non-Marketable Equity Securities

The Group accounts for investments in non-marketable equity securities in accordance with ASC 321. Equity securities without readily determinable fair values are measured at cost, less impairment, adjusted for observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments for observable price changes and impairments are recognized in earnings.

Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of purchase consideration over the Group’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Group may apply adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

The Group performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Group believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Group recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value.

The Group recognized goodwill impairment in the amount of $13.7, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively. All of the Group’s historical goodwill and acquisition-related intangible assets were directly attributable to the Divested Businesses. Goodwill impairment and acquisition-related intangible assets amortization are presented within results of discontinued operations in the Group’s consolidated statement of operations.

Intangible Assets Other Than Goodwill

Other intangible assets include technologies and licenses and Assets not yet in use. Intangible assets are initially recognized at cost. After initial recognition, intangible assets are measured at cost less accumulated amortization and impairment losses.

The Group amortizes other intangible assets using the straight-line method using estimated useful lives as follows:

Estimated useful lives
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long-lived Assets Other Than Goodwill

The Group evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in business circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Convertible debt

Upon the issuance of convertible debt, the Group performs an analysis of the embedded features pursuant to ASC 815 “Derivatives and Hedging”. In cases where embedded features require bifurcation, they are accounted for separately as a derivative liability. The Group does not apply a fair value option for a debt component of convertible notes issued.

The Group records the principal amount of convertible notes issued as a liability on its balance sheet, offset by the associated debt issuance costs, which are reported as a direct deduction from the carrying amount of the liability. Debt issuance costs are amortized over the contractual term of the convertible notes issued using the effective interest method, with the amortization recognized as interest expense in the consolidated statement of operations. Additionally, accretion of principal to the repayment amount at maturity is recognized over the term of the convertible notes issued as interest expense.

Recently Adopted Accounting Pronouncements

ASU 2023-09 "Income Taxes (Topic 740): Improvements to Income Tax Disclosures"

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the effective tax rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Group adopted this standard effective January 1, 2025, and applied the guidance prospectively. Refer to the Note 10 Income Tax.

ASU 2025-05 "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets"

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which introduces a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, including those recognized in a business combination. The guidance is effective for annual periods beginning after December 15, 2025, including interim periods within those annual periods, with early adoption permitted. The Group adopted ASU 2025-05 early, effective January 1, 2025, and applied the guidance prospectively. In accordance with ASU 2025-05, the Group elected to apply the practical expedient provided in ASC 326-20-30-10C for current trade receivables arising from revenue transactions accounted for under ASC 606. Under this practical expedient, the Group assumes that current conditions as of the balance sheet date remain unchanged for the remaining life of the receivables when developing reasonable and supportable forecast.

Effect of Recently Issued Accounting Pronouncements Not Yet Effective

ASU "2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses"

In November 2024, the FASB issued ASU “2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires more detailed disclosures, on an annual and interim basis, about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the consolidated statements of operations. This guidance, as further clarified through ASU 2025-01 “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40)”, is effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Therefore, for the Group, the guidance will be effective for the year ending December 31, 2027, and for interim periods beginning January 1, 2028. Early adoption is permitted. Upon adoption, the guidance can be applied either prospectively or retrospectively. The Group is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

ASU 2025-06 "Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software”

In September 2025, the FASB issued ASU 2025-06 “Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software”, which clarifies and simplifies the capitalization guidance for internal-use software by removing references to sequential development stages and clarifying that capitalization begins when management has authorized and committed to funding the software project and it is probable the project will be completed and the software will be used as intended, considering any significant uncertainty in development activities. The guidance is effective for annual periods beginning after December 15, 2027, including interim periods within those annual periods. Therefore, for the Group, the guidance will be effective for the year ending December 31, 2028. Early adoption is permitted. Upon adoption, the guidance may be applied prospectively, retrospectively, or on a modified retrospective basis, including for in-process projects. The Group is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

ASU 2025-11 "Interim Reporting (Topic 270): Narrow-Scope Improvements"

In December 2025, the FASB issued ASU 2025-11 “Interim Reporting (Topic 270): Narrow-Scope Improvements”, which clarifies interim disclosure requirements and the applicability of Topic 270. The guidance will be effective for interim periods beginning January 1, 2028. Therefore, for the Group, the guidance will be effective for interim reporting periods beginning January 1, 2028, and will be reflected in the consolidated financial statements for the year ending December 31, 2028. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Group is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

ASU 2025-10 "Accounting for Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities”

In December 2025, the FASB issued ASU 2025-10 “Accounting for Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities” to establish authoritative guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance will be effective for annual periods beginning with the year ending December 31, 2028 and for interim periods beginning January 1, 2029. Therefore, for the Group, the guidance will be effective for the year ending December 31, 2028, and for interim periods beginning January 1, 2029. Early adoption is permitted. Upon adoption, the guidance can be applied using a modified prospective, modified retrospective, or under a retrospective approach. The Group is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

No other recent accounting pronouncements were issued by FASB or the SEC that are believed by management to have a material impact on the Group’s present or future consolidated financial statements.